FORUM FUNDS
THREE CANAL PLAZA, SUITE 600
PORTLAND, MAINE 04101
207-347-2000

August 10, 2017

EDGAR FILING

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Forum Funds (the "Trust" or "Registrant")
File Nos. 002-67052/811-03023
Post-Effective Amendment ("PEA") No. 588

Dear Sir or Madam:

Pursuant to the Securities Act of 1933, as amended, and Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of the Registrant, is Post-Effective Amendment No. 588 to the Registrant's currently effective Registration Statement on Form N-1A (the "Amendment") related to Absolute Convertible Arbitrage Fund (the "Fund"). This transmission contains a conformed signature page, the manually signed original of which is maintained at the offices of the Trust.

The primary purpose of this filing is to address comments received from the staff of the Commission regarding the Fund's prospectus and statement of additional information ("SAI") filed in the Trust's Post-Effective Amendment No. 583 on July 26, 2017, including the insertion of the requested audited financials for the Fund's predecessor.

If you have any questions or comments concerning the foregoing, please contact me at (207) 347-2076 or by email at zac.tackett@atlanticfundservices.com.

Sincerely,

/s/ Zachary R. Tackett

Zachary R. Tackett

Attachments